INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2017
INCOME(LOSS) PER SHARE
Schedule of computation of basic and diluted net income (loss) per share
	For the Years Ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Numerator:
Net income :	696,338,805	33,135,116	122,216,243
Numerator for basic and diluted net income per share	696,338,805	33,135,116	122,216,243
Denominator:
Denominator for basic calculation-weighted average number of common shares outstanding	126,758,363	137,621,702	138,794,624
Dilutive effect of share options	1,593,216	897,122	758,702
Dilutive effect of restricted shares and restricted share units	52,298	33,207	40,591
Denominator for diluted income per share calculation	128,403,877	138,552,031	139,593,917
Basic net income per share attributable to the Company’s common shareholders	5.49	0.24	0.88
Diluted net income per share attributable to the Company’s common shareholders	5.42	0.24	0.88
Basic net income per ADS*	10.99	0.48	1.76
Diluted net income per ADS*	10.85	0.48	1.75

* Each ADS represents two Class A common shares.